Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.40%
Alabama–2.42%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$ 600	$591,242

Black Belt Energy Gas District (The);
Series 2022 C-1, RB(a)	5.25%	06/01/2029	5,750	5,991,622

Series 2022 F, RB	5.25%	12/01/2027	1,500	1,567,728

Series 2022 F, RB(a)	5.50%	12/01/2028	2,500	2,616,177

Fairfield (City of), AL; Series 2012, GO Wts.	6.00%	06/01/2031	3,120	2,808,000

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 12/29/2015; Cost $90,000)(b)(c)	5.50%	01/01/2028	90	52,200

Series 2014, RB	3.50%	07/01/2026	5,022	2,913,041

Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	605	599,658

Series 2016 A, RB	5.25%	08/01/2030	200	191,377

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(a)	4.00%	12/01/2031	5,390	5,249,090

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,000	5,298,624

Talladega (County of), AL; Series 2002 D, Tax Anticipation Wts. (INS - NATL)(d)	5.25%	01/01/2029	25	25,034

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	4,000	3,640,636

				31,544,429

American Samoa–0.08%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,033,737

Arizona–3.90%
Arizona (State of) Industrial Development Authority (ACCEL Schools); Series 2018 A, RB(e)	5.00%	08/01/2033	1,955	1,872,477

Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(e)	6.00%	07/01/2037	3,295	3,357,261

Series 2017, Ref. RB(e)	6.00%	07/01/2047	1,385	1,392,867

Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.00%	07/01/2026	310	310,505

Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB	3.55%	07/15/2029	570	541,554

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(e)	4.50%	07/01/2029	765	745,836

Series 2019, RB(e)	5.00%	07/01/2039	4,520	4,249,352

Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	2,365	2,354,018

Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(e)	4.75%	12/15/2028	1,225	1,226,443

Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.00%	07/15/2028	750	759,668

Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(e)	5.00%	12/15/2039	400	376,025

Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(a)(f)	5.00%	09/01/2027	2,000	2,065,149

Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2038	320	285,179

Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(d)	4.38%	08/01/2032	5	5,005

Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(e)	4.80%	07/01/2028	2,745	2,741,555

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2039	2,250	2,176,621

Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(e)	5.25%	07/01/2033	725	716,920

Series 2023, RB(e)	6.00%	07/01/2043	1,885	1,848,761

Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(e)	5.00%	07/01/2035	2,900	2,892,321

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2014 A, RB(e)	5.75%	07/01/2024	$ 175	$175,944

Series 2014 A, RB(e)	6.75%	07/01/2044	3,190	3,215,499

Series 2015, Ref. RB(e)	5.00%	07/01/2035	2,820	2,826,618

Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	4.60%	06/15/2025	650	645,733

Series 2015, Ref. RB(e)	5.38%	06/15/2035	3,370	3,390,307

Series 2019, Ref. RB(e)	5.00%	06/15/2034	620	620,622

Series 2022, Ref. RB(e)	4.00%	06/15/2031	545	513,428

Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	4,460	4,336,931

Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(e)	4.75%	05/01/2030	1,725	1,676,670

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	180	178,398

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	4.13%	07/01/2026	765	743,243

Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(e)	5.00%	07/01/2029	300	300,275

Series 2019, RB(e)	5.00%	07/01/2034	400	393,858

Series 2019, RB(e)	5.00%	07/01/2039	500	472,049

Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	150	140,549

Tempe (City of), AZ Industrial Development Authority (Friendship Village of Tempe);
Series 2021 A, Ref. RB	4.00%	12/01/2029	380	355,291

Series 2021 A, Ref. RB	4.00%	12/01/2030	495	456,988

Series 2021 A, Ref. RB	4.00%	12/01/2031	465	423,758

Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(e)	6.13%	10/01/2052	300	165,906

				50,949,584

Arkansas–1.31%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(e)(f)	4.50%	09/01/2049	2,000	1,934,701

Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(e)(f)	4.75%	09/01/2049	7,370	7,347,766

Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(f)	5.45%	09/01/2052	8,000	7,773,151

				17,055,618

California–8.51%
California (State of);
Series 1996, GO Bonds (INS - FGIC)(d)	5.38%	06/01/2026	1,415	1,429,666

Series 2020, GO Bonds	4.00%	03/01/2046	2,500	2,503,373

Series 2021, GO Bonds	3.00%	12/01/2046	2,000	1,629,970

Series 2023, GO Bonds	4.00%	10/01/2050	3,000	2,991,067

California (State of) Community Choice Financing Authority (Green Bonds);
Series 2022 A-1, RB(a)	4.00%	08/01/2028	21,065	20,906,585

Series 2023, RB(a)	5.00%	08/01/2029	2,500	2,602,194

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	137,065

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,225	1,225,114

California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	2,492	2,411,080

California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(e)(f)	8.00%	08/15/2024	4,000	4,051,236

California (State of) Municipal Finance Authority; Series 2023, RB(a)(f)	4.38%	09/01/2033	2,500	2,524,191

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2038	3,345	3,150,730

California (State of) Municipal Finance Authority (Palomar Health);
Series 2022 A, Ref. COP (INS - AGM)(d)	5.25%	11/01/2035	1,200	1,385,537

Series 2022 A, Ref. COP (INS - AGM)(d)	5.25%	11/01/2036	1,250	1,427,960

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(f)	4.00%	07/15/2029	7,000	6,778,126

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Waste Management, Inc.);
Series 2020, RB(a)(f)	4.80%	06/02/2025	$ 1,500	$1,507,198

Series 2022 A, RB(a)(f)	4.13%	10/01/2025	4,000	3,986,250

California (State of) Pollution Control Financing Authority; Series 2012, RB(e)(f)	5.00%	07/01/2037	2,000	2,000,406

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $707,500)(b)(c)(e)(f)	7.00%	12/01/2027	710	71,000

California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(b)(e)(f)	7.50%	07/01/2032	4,950	247,500

Series 2020, RB(b)(e)(f)	7.50%	07/01/2032	940	47,000

California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(e)	6.25%	07/01/2054	4,100	4,297,743

California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(e)	5.00%	06/15/2040	1,060	1,001,816

California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(e)	5.00%	07/01/2026	175	169,531

California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	930	930,380

California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(e)	5.00%	08/01/2033	740	750,904

Series 2023, Ref. RB(e)	5.25%	08/01/2038	500	495,929

California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(e)	5.00%	06/01/2039	740	709,942

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	5,965	5,964,880

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	4.00%	06/01/2026	310	303,600

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2034	500	503,456

Series 2014, RB	5.50%	12/01/2054	8,238	8,256,165

Series 2016 A, RB(e)	5.25%	12/01/2056	3,000	2,913,037

Series 2018 A, RB(e)	5.50%	12/01/2058	3,000	3,028,663

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	900	913,516

Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(d)(f)	5.00%	07/01/2048	2,000	2,061,446

Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(g)	5.00%	06/01/2027	145	156,242

North City (City of), CA West School Facilities Financing Authority; Series 2012 A, RB (INS - AGM)(d)	5.00%	09/01/2026	605	605,782

Palomar Health; Series 2016, Ref. RB	4.00%	11/01/2039	1,250	1,122,018

Pomona Unified School District; Series 2021 F, GO Bonds (INS - BAM)(d)	3.00%	08/01/2048	1,000	748,904

Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(d)	5.00%	12/01/2034	5,405	5,414,036

Sacramento (County of), CA (Metro Air Park Community);
Series 2022, Ref. RB	5.00%	09/01/2029	2,000	2,102,374

Series 2022, Ref. RB	5.00%	09/01/2030	2,000	2,114,201

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB(a)(g)(h)	0.00%	02/28/2024	2,750	877,262

West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	2,630	2,634,194

				111,089,269

Colorado–7.11%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,330	2,130,285

Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	697	624,318

Arista Metropolitan District; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,190,742

Baseline Metropolitan District No. 1;
Series 2018 A-2, RB	5.13%	12/01/2028	1,500	1,506,060

Series 2018 A-2, RB	5.50%	12/01/2034	1,000	1,011,516

Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	1,055	995,845

Series 2020 A, GO Bonds	5.00%	12/01/2040	1,030	923,220

Canyon Pines Metropolitan District; Series 2022 A, GO Bonds(h)	0.00%	12/01/2027	8,770	6,423,890

Canyons Metropolitan District No. 5; Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,021,253

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,045,225

Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	5.00%	12/01/2041	1,100	996,803

Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	1,817,667

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2035	$ 4,035	$3,048,142

Series 2021 A, RB	5.00%	05/15/2044	1,170	732,816

Series 2021 B, RB	2.63%	05/15/2029	1,125	1,014,443

Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.00%	11/01/2027	600	633,035

Series 2022, RB	5.00%	11/01/2028	500	534,420

Series 2022, RB	5.00%	11/01/2029	900	971,500

Colorado (State of) Health Facilities Authority (Ralston Creek at Arvada); Series 2017 B, RB	4.00%	11/01/2027	4,200	3,739,714

Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	100	92,556

Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	1,255	973,912

Colorado (State of) International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.63%	12/01/2032	998	988,559

Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	1,000	984,126

Copperleaf Metropolitan District No. 6; Series 2022 B, GO Bonds	6.00%	12/15/2041	1,225	1,168,399

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2032	1,000	989,866

Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.);
Series 2018, COP	5.00%	12/01/2028	310	328,341

Series 2018, COP	5.00%	12/01/2029	500	525,128

Series 2018, COP	5.00%	12/01/2030	350	367,357

Series 2018, COP	5.00%	12/01/2031	375	392,822

Series 2018, COP	5.00%	12/01/2032	455	475,286

Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,343	1,241,092

Dominion Water & Sanitation District;
Series 2022, Ref. RB	5.00%	12/01/2027	2,185	2,168,643

Series 2022, Ref. RB	5.25%	12/01/2032	3,415	3,381,263

Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2041	1,700	1,522,465

Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	602,513

Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	4.88%	12/01/2028	575	561,219

Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,253	1,295,837

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	5,499	5,258,003

Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	874,275

Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	799,595

Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,197,081

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	6,000	6,084,649

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,360	1,333,105

Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	2,265	2,142,425

Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	2,221	2,009,377

Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(e)	4.00%	12/01/2035	540	453,516

Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	1,670	1,516,248

Plaza Metropolitan District No. 1; Series 2013, Ref. RB(e)	5.00%	12/01/2040	1,465	1,383,084

Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	1,330	1,201,772

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2036	1,250	1,044,611

Riverwalk Metropolitan District No. 2; Series 2022 A, RB	4.50%	12/01/2032	4,000	3,607,149

Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(e)	5.00%	12/01/2031	3,445	2,972,872

Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	2,000	1,352,743

St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,457,324

Trails at Crowfoot Metropolitan District No. 3;
Second Series 2019 A, GO Bonds	4.38%	12/01/2030	620	582,362

Second Series 2019 A, GO Bonds	5.00%	12/01/2039	1,000	944,213

Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	5.00%	12/01/2041	2,700	2,251,403

Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(d)	3.25%	12/15/2050	804	638,372

Verve Metropolitan District No. 1; Series 2023, GO Bonds	5.75%	12/01/2033	2,895	2,688,220

Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(e)	5.70%	12/01/2051	166	146,954

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	4.13%	12/01/2031	$ 615	$548,765

Series 2021 A, GO Bonds	5.00%	12/01/2040	1,000	910,244

				92,818,640

Delaware–0.15%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(e)	5.00%	07/01/2028	1,938	1,943,944

District of Columbia–2.14%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	950	910,169

Series 2017 A, RB	5.00%	07/01/2032	1,500	1,436,352

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2035	1,285	1,250,253

District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	23,725	24,373,022

				27,969,796

Florida–5.52%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	5.63%	11/15/2029	185	154,109

Series 2014, RB	6.00%	11/15/2029	1,000	837,758

Series 2014, RB	6.00%	11/15/2034	1,500	1,119,708

Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(e)	5.00%	11/15/2061	965	629,440

Series 2022 B, RB(e)	6.50%	11/15/2033	100	84,604

Boggy Creek Improvement District; Series 2023, Ref. RB	4.50%	05/01/2033	1,100	1,084,272

Broward (County of), FL; Series 2015 A, RB(f)	5.00%	10/01/2045	10,000	10,029,803

Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(a)(f)	6.75%	04/01/2025	35	35,084

Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(e)	5.38%	08/01/2032	1,000	839,238

Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB(b)	4.00%	07/01/2028	750	22,500

Series 2018 B, RB(b)	4.25%	07/01/2033	625	18,750

Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(e)	5.00%	06/01/2041	465	414,128

Series 2021, RB(e)	3.25%	06/01/2031	230	197,295

Series 2021, RB(e)	5.00%	06/01/2041	1,295	1,153,325

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2027	825	782,520

Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(e)	4.00%	06/15/2031	700	633,942

Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(e)	4.00%	12/01/2028	6,310	5,999,451

Capital Trust Authority (Imagine School At West Pasco Project); Series 2023, RB(e)	6.25%	12/15/2043	2,135	2,139,747

Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(e)(f)	5.00%	10/01/2029	780	783,829

Series 2021, RB(e)(f)	4.00%	10/01/2041	1,800	1,546,917

Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2050	2,100	1,790,057

Florida Development Finance Corp.; Series 2023, RB(a)(e)(f)	6.13%	07/01/2026	2,000	2,006,872

Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2022, Ref. RB(a)(e)(f)	8.00%	04/01/2024	8,000	8,082,910

Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(e)	5.25%	06/15/2029	1,000	980,740

Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(e)	6.25%	06/15/2028	3,000	2,950,190

Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(a)(e)(f)	6.25%	01/01/2024	3,405	3,402,343

Series 2019 A, Ref. RB(a)(e)(f)	6.38%	01/01/2026	5,000	4,817,865

Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	370	351,160

Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2030	3,595	3,500,562

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.00%	07/15/2028	440	429,804

Series 2018 A, RB(e)	5.38%	07/15/2038	1,300	1,175,765

Miami-Dade (County of), FL;
Series 2014, Ref. RB(f)	5.00%	10/01/2031	3,300	3,309,841

Series 2014, Ref. RB(f)	5.00%	10/01/2032	5,000	5,014,753

Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.00%	11/15/2024	5	5,002

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	$ 1,010	$1,011,534

Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2039	300	276,367

Series 2019, Ref. IDR	5.00%	01/01/2049	1,750	1,480,555

Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(e)(f)	5.88%	01/01/2033	3,000	2,992,542

				72,085,282

Georgia–0.79%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2026	810	811,131

Burke (County of), GA Development Authority (Georgia Power Company); Series 1996, RB(a)	3.88%	03/06/2026	2,750	2,731,383

Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,900	1,857,930

Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(d)	5.00%	12/01/2023	5	5,000

Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.00%	06/15/2027	320	320,363

Main Street Natural Gas, Inc.; Series 2023 B, RB(a)	5.00%	03/01/2030	2,000	2,084,885

Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	2,630	2,513,661

				10,324,353

Guam–0.55%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2033	3,000	3,029,669

Guam (Territory of) Department of Education (John F. Kennedy);
Series 2020, Ref. COP	4.25%	02/01/2030	1,500	1,476,378

Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,697,601

				7,203,648

Idaho–0.47%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	825	811,869

Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(e)	4.63%	07/01/2029	150	148,579

Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(e)	4.00%	05/01/2042	2,280	1,803,949

Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2028	340	348,733

Series 2014 A, Ref. RB	6.75%	07/01/2036	526	536,556

Series 2014 A, Ref. RB	6.75%	07/01/2048	2,384	2,397,569

Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(f)	6.45%	08/01/2032	130	130,414

				6,177,669

Illinois–9.67%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	690	675,571

Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023	420	419,731

Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	475	474,632

Berwyn (City of), IL (South Berwyn Corridor); Series 2020, RB(e)	4.00%	12/01/2028	1,240	1,166,650

Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2024	455	454,997

Series 2018 A, Ref. RB	5.00%	01/01/2025	485	484,953

Series 2018 A, Ref. RB	5.00%	01/01/2026	505	503,801

Series 2018 A, Ref. RB	5.00%	01/01/2027	530	528,488

Chicago (City of), IL;
Series 2014 A, Ref. GO Bonds(a)(g)	5.00%	01/01/2024	11,270	11,282,146

Series 2014, RB (INS - BAM)(d)	5.00%	01/01/2039	2,000	2,000,839

Series 2015 A, GO Bonds	5.50%	01/01/2034	1,350	1,356,921

Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,044,890

Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,566,509

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(f)	5.00%	01/01/2030	$ 5,290	$5,291,260

Series 2017 D, RB	5.25%	01/01/2029	1,500	1,594,100

Series 2017 D, RB	5.25%	01/01/2030	3,000	3,184,647

Series 2017 G, RB(f)	5.25%	01/01/2028	250	261,208

Series 2017 G, RB(f)	5.25%	01/01/2029	350	365,780

Series 2017 G, RB(f)	5.25%	01/01/2030	400	417,570

Series 2017 G, RB(f)	5.25%	01/01/2031	350	365,225

Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(d)(h)	0.00%	12/01/2025	1,000	922,069

Series 2012 A, GO Bonds	5.00%	12/01/2042	15,000	14,351,583

Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,005,206

Series 2017 H, GO Bonds	5.00%	12/01/2036	3,660	3,672,008

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,040,027

Evanston (City of), IL (Roycemore School);
Series 2021, RB(e)	4.00%	04/01/2032	245	203,845

Series 2021, RB(e)	4.38%	04/01/2041	830	612,504

Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, Ref. RB	5.00%	01/01/2024	335	335,078

Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,206,707

Illinois (State of);
First Series 2020, GO Bonds (INS - NATL)(d)(i)(j)	6.00%	11/01/2026	3,500	3,610,765

Series 2017 D, GO Bonds	5.00%	11/01/2025	4,000	4,107,936

Series 2020 A, GO Bonds(i)(j)	6.00%	05/01/2025	2,500	2,582,329

Series 2020, GO Bonds	5.50%	05/01/2030	2,000	2,196,288

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	11,805	11,813,078

Illinois (State of) Finance Authority;
Series 2007, RB	5.40%	04/01/2027	140	136,873

Series 2023, RB(a)(e)(f)	7.38%	09/01/2033	5,000	5,234,194

Illinois (State of) Finance Authority (Benedictine University);
Series 2017, Ref. RB	5.00%	10/01/2030	1,000	994,988

Series 2017, Ref. RB	5.00%	10/01/2033	1,000	989,610

Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	5.25%	12/01/2025	175	174,314

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2027	2,065	2,013,472

Series 2019 A, Ref. RB	5.00%	11/01/2035	2,020	1,835,315

Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB	5.00%	05/15/2024	570	565,847

Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022 D, Ref. VRD RB(k)	2.06%	08/15/2057	2,000	2,000,000

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,089	592,930

Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB(g)	5.00%	05/15/2025	110	111,730

Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	2,000	1,795,321

Series 2019 A, RB(e)	6.13%	04/01/2049	3,000	2,753,241

Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	444,638

Series 2017, Ref. RB	5.00%	08/01/2028	500	523,324

Series 2017, Ref. RB	5.00%	08/01/2029	325	339,555

Series 2017, Ref. RB	5.00%	08/01/2030	380	396,180

Series 2017, Ref. RB	5.00%	08/01/2031	375	390,517

Series 2017, Ref. RB	5.00%	08/01/2033	470	488,298

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	8,700	8,734,665

Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,460	1,423,147

Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(d)	5.13%	06/01/2026	35	35,034

Series 2002, COP (INS - NATL)(d)	5.25%	06/01/2032	140	140,092

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2022 B, RB	5.00%	12/15/2027	3,000	3,064,915

Illinois (State of) Regional Transportation Authority; Series 2018 B, RB(j)	5.00%	06/01/2030	3,000	3,273,447

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	$ 82	$81,906

Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	880	845,751

Springfield (City of), IL; Series 2015, Ref. RB (INS - AGM)(d)	5.00%	03/01/2040	3,000	3,023,171

Yorkville (United City of), IL (Raintree Village); Series 2013, Ref. RB	4.60%	03/01/2025	640	634,060

				126,135,876

Indiana–0.95%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	300	274,645

Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	5,785	5,848,003

Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(e)	5.50%	07/01/2028	660	653,672

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,580	1,588,802

Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2037	1,865	1,895,219

Lake County 2000 Building Corp.; Series 2012, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	775	775,033

Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(e)	5.10%	01/01/2032	465	405,698

Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(a)(f)	4.40%	06/10/2031	1,000	1,005,411

				12,446,483

Iowa–1.93%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	484,954

Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	621,983

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,779,028

Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(a)	4.00%	12/01/2032	4,000	3,841,969

Series 2022, Ref. RB	5.00%	12/01/2050	5,410	5,338,947

PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	10,000	10,146,625

				25,213,506

Kansas–0.47%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027	1,000	996,846

Pittsburgh (City of), KS (North Broadway - Pittsburgh Town Center); Series 2006, RB	4.80%	04/01/2027	170	141,193

Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB(b)	4.25%	12/01/2024	500	110,000

Series 2016 II-A, RB (Acquired 06/24/2016-11/06/2019; Cost $1,846,674)(b)(c)	5.00%	12/01/2031	1,800	396,000

Series 2016 II-A, RB (Acquired 06/24/2016-02/20/2018; Cost $1,013,149)(b)(c)	5.25%	12/01/2036	1,000	220,000

Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	935	881,543

Series 2019, Ref. RB	5.00%	05/15/2027	2,330	2,223,510

Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,150,249

				6,119,341

Kentucky–0.37%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.00%	02/01/2026	470	476,610

Series 2016, Ref. RB	5.50%	02/01/2044	2,170	2,190,640

Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	1,000	871,928

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2030	1,000	1,014,701

Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	260	253,840

				4,807,719

Louisiana–1.93%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	3,665	3,772,744

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(e)	4.63%	11/01/2038	1,645	1,648,157

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (Encore Academy);
Series 2021, RB (Acquired 11/03/2021; Cost $ 874,401)(b)(c)(e)	5.00%	06/01/2031	$ 815	$570,500

Series 2021, RB (Acquired 11/03/2021; Cost $ 1,734,351)(b)(c)(e)	5.00%	06/01/2041	1,640	1,148,000

New Orleans (City of), LA Aviation Board; Series 2015 B, RB(f)	5.00%	01/01/2040	7,700	7,718,471

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2034	540	579,628

Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2036	1,115	1,182,980

Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2037	755	796,270

Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2038	475	499,230

Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	1,000	1,081,237

Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2033	715	770,470

Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2034	515	553,507

St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(a)(e)	5.85%	06/01/2025	2,000	2,035,635

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	2,780	2,801,578

				25,158,407

Maryland–0.39%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,169,815

Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,109,540

Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	414,023

Baltimore (City of), MD (Harbor Point); Series 2022, RB	4.50%	06/01/2033	400	391,026

Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.00%	02/15/2028	480	471,068

Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(e)	5.00%	07/01/2027	480	480,163

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, RB (INS - AMBAC)(d)	5.50%	07/01/2026	30	30,201

				5,065,836

Massachusetts–1.42%
Ashland (Town of), MA;
Series 2022, GO Bonds	4.00%	08/01/2040	1,830	1,872,401

Series 2022, GO Bonds	4.00%	08/01/2042	1,000	1,015,643

Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	3.75%	10/01/2024	250	247,889

Series 2018, Ref. RB	4.00%	10/01/2025	200	199,998

Series 2018, Ref. RB	4.00%	10/01/2026	100	100,003

Series 2018, Ref. RB	4.00%	10/01/2027	150	150,009

Series 2018, Ref. RB	4.25%	10/01/2028	320	320,043

Series 2018, Ref. RB	4.38%	10/01/2029	385	385,058

Series 2018, Ref. RB	4.50%	10/01/2030	690	690,118

Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	4,280	4,293,995

Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	750	753,623

Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	647,814

Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.00%	11/15/2033	1,500	1,558,999

Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System); Series 2011, VRD RB (LOC - Sumitomo Mitsui Banking)(k)(l)	3.25%	07/01/2046	5,000	5,000,000

Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2047	1,500	1,347,751

				18,583,344

Michigan–1.86%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	1,210	1,135,745

Series 2019, Ref. RB	5.00%	11/01/2034	1,200	1,189,009

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Detroit (City of), MI;
Series 2014 B-1, GO Bonds	4.00%	04/01/2044	$ 2,500	$1,751,274

Series 2018, GO Bonds	6.00%	04/01/2026	1,000	1,021,069

Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	1,100	1,101,538

Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	990	924,380

Michigan (State of) Finance Authority (Cesar Chavez Academy);
Series 2019, Ref. RB	3.25%	02/01/2024	90	89,766

Series 2019, Ref. RB	4.00%	02/01/2029	700	663,594

Series 2019, Ref. RB	5.00%	02/01/2033	830	815,007

Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	1,575	1,217,942

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2019 A, Ref. RB	4.00%	12/01/2049	1,145	1,053,902

Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	2,880	2,371,140

Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	690	644,265

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(f)	4.00%	10/01/2026	5,610	5,496,786

Michigan (State of) Strategic Fund (I-75 Improvement Project);
Series 2018, RB(f)	5.00%	12/31/2032	1,730	1,809,743

Series 2018, RB(f)	5.00%	12/31/2033	2,000	2,089,370

Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB(e)	5.00%	07/01/2026	980	909,729

				24,284,259

Minnesota–1.30%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.00%	12/01/2033	1,250	1,097,835

Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	3.50%	07/01/2027	500	471,333

Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015 A, RB	4.75%	07/01/2025	190	185,889

Series 2015 A, RB	5.25%	07/01/2030	580	553,593

Series 2015, RB	5.50%	07/01/2035	665	620,671

Series 2015, RB	5.75%	07/01/2046	1,400	1,211,311

Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	845	632,813

Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	455	440,112

Series 2017, RB	5.00%	10/01/2037	1,000	913,883

Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,680	1,617,200

Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,052,729

Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	5.50%	07/01/2027	590	591,112

Series 2017 A, RB(e)	6.00%	07/01/2032	1,080	1,098,655

Ramsey (City of), MN; Series 2022 A, Ref. RB	5.00%	06/01/2032	2,000	1,982,272

Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	965,921

St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $2,000,000)(a)(b)(c)(e)	6.00%	07/01/2027	2,000	1,060,000

St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.25%	07/01/2033	140	140,991

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	4.25%	12/01/2032	1,205	1,178,561

St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	625	625,057

St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	211,980

Series 2018, Ref. RB	4.13%	10/01/2033	250	205,765

Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2035	100	100,363

				16,958,046

Mississippi–0.63%
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(e)	3.63%	11/01/2036	3,350	2,980,356

Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2046	3,870	3,875,151

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–(continued)
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	$ 1,575	$1,394,400

				8,249,907

Missouri–1.76%
Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment);
Series 2017 A, Ref. RB	4.00%	11/01/2025	1,440	1,413,189

Series 2017 A, Ref. RB	4.00%	11/01/2026	750	727,215

Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2028	30	30,054

I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	4.50%	12/01/2029	1,485	1,444,711

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	235	229,054

Series 2016 A, Ref. RB(e)	5.00%	04/01/2036	2,000	1,850,357

Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	4.38%	02/01/2031	960	794,882

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	1,000	960,868

Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	756,137

Series 2017 A, Ref. RB	5.00%	05/15/2024	1,700	1,687,615

Series 2017 A, Ref. RB	5.25%	05/15/2037	1,000	837,532

Series 2017 A, Ref. RB	5.25%	05/15/2042	1,000	788,840

Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB	5.00%	08/15/2034	490	453,872

Series 2014 A, RB	5.25%	08/15/2039	5,235	4,662,777

Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	615	577,160

Series 2020, RB	4.13%	11/01/2038	2,500	2,301,619

Northpark Lane Community Improvement District; Series 2018, RB	4.50%	11/01/2036	290	289,729

St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.25%	10/01/2034	1,325	1,147,974

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025	1,000	998,769

Series 2018 A, RB	5.00%	09/01/2026	1,000	996,888

				22,949,242

Montana–0.19%
Montana Board of Housing (Baxter Apartments Projects); Series 2023, RB(a)	6.00%	06/01/2025	2,500	2,511,980

Nevada–0.26%
Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.00%	06/01/2024	20	20,000

Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	340	319,584

Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB	5.00%	07/15/2027	285	286,999

Series 2017 A, RB	5.00%	07/15/2037	500	500,364

Nevada (State of) Department of Business & Industry (Somerset Academy); Series 2018 A, RB(e)	4.50%	12/15/2029	465	451,368

North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(e)	5.50%	06/01/2037	750	751,507

Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2032	1,000	1,037,958

				3,367,780

New Hampshire–0.49%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	3,455	2,518,245

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	3,942	3,740,662

New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,323,137)(b)(c)(e)	5.25%	07/01/2027	1,323	79,388

Series 2017 B, RB (Acquired 06/12/2017; Cost $1,214,615)(b)(c)(e)	4.13%	07/01/2024	1,215	72,877

				6,411,172

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–1.33%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	5.13%	11/01/2029	$ 205	$202,272

New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(e)	5.00%	07/01/2027	330	325,536

New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	4.75%	10/01/2028	1,105	1,079,343

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	1,275	1,248,861

New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	4.25%	09/01/2027	165	161,804

New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(h)	0.00%	12/15/2028	715	600,992

Series 2008 A, RB(h)	0.00%	12/15/2035	1,000	623,814

Series 2009 A, RB(h)	0.00%	12/15/2032	1,465	1,056,174

Series 2018 A, RN(i)(j)	5.00%	06/15/2029	1,000	1,042,634

Series 2018 A, RN(i)(j)	5.00%	06/15/2030	2,845	2,964,629

Series 2019, Ref. RB	5.00%	12/15/2033	2,850	3,112,640

Series 2020 A, Ref. RN(i)(j)	5.00%	06/15/2031	4,680	4,872,733

				17,291,432

New Mexico–0.15%
Winrock Town Center Tax Increment Development District No. 1;
Series 2022, Ref. RB(e)	3.75%	05/01/2028	897	848,340

Series 2022, Ref. RB(e)	4.00%	05/01/2033	1,250	1,103,437

				1,951,777

New York–6.59%
Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2032	1,385	1,444,765

Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $387,536)(b)(c)(e)	5.00%	10/01/2028	375	281,250

Series 2018, Ref. RB (Acquired 08/16/2018; Cost $2,471,850)(b)(c)(e)	5.00%	10/01/2038	2,445	1,833,750

Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB(e)(f)	5.25%	12/31/2033	3,000	2,650,609

Series 2019, Ref. RB(e)(f)	5.50%	12/31/2040	5,000	4,041,489

Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(e)	2.50%	06/15/2031	375	305,373

Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn); Series 2023, RB(e)	5.25%	06/15/2043	525	511,234

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	2,967,226

Metropolitan Transportation Authority; Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,000	2,054,870

Metropolitan Transportation Authority (Green Bonds); Series 2020 E, Ref. RB	5.00%	11/15/2029	4,100	4,476,027

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB(b)	5.00%	01/01/2058	967	231,728

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $445,000)(b)(c)(e)	9.00%	01/01/2041	445	422,750

New York (City of), NY; Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2037	1,000	1,143,549

New York (City of), NY Municipal Water Finance Authority; Series 2023 D, Ref. RB	4.13%	06/15/2047	3,000	2,995,431

New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2035	1,250	1,282,996

New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	35	35,646

New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	1,030	1,053,952

Series 2016 A, Ref. RB	6.00%	06/01/2043	3,055	3,087,225

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(e)	7.25%	11/15/2044	5,400	5,433,881

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(f)	5.25%	08/01/2031	2,755	2,832,054

Series 2023, RB(f)	5.50%	06/30/2038	2,000	2,095,620

Series 2023, RB(f)	5.50%	06/30/2039	1,000	1,042,650

Series 2023, RB(f)	5.50%	06/30/2040	875	908,381

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	4,220	4,220,161

Series 2016, Ref. RB(f)	5.00%	08/01/2031	8,680	8,679,419

Series 2021, Ref. RB(f)	3.00%	08/01/2031	545	478,018

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2032	$ 4,315	$4,373,050

Series 2020, RB(f)	4.00%	10/01/2030	6,500	6,279,498

Series 2020, RB(f)	5.00%	10/01/2035	5,000	5,100,849

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2023, RB(f)	5.63%	04/01/2040	2,500	2,596,166

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(f)	5.00%	12/01/2029	7,000	7,426,035

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	350,000

Series 2013 A, RB(b)	5.00%	07/01/2032	1,000	350,000

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	3,500	3,060,698

				86,046,350

North Dakota–0.28%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	660	648,859

Grand Forks (City of), ND (Altru Health System); Series 2021, Ref. RB	4.00%	12/01/2040	3,375	2,982,850

				3,631,709

Ohio–2.61%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	2,755	2,003,657

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	2,470	2,182,348

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2029	600	604,611

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	1,000	1,001,845

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(f)	5.38%	09/15/2027	485	485,030

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,584,039

Series 2017, Ref. RB	5.00%	02/15/2037	5,470	5,537,462

Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,357,605

Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	165	164,891

Series 2004, RB	6.40%	02/15/2034	1,950	1,894,440

Greater Cincinnati (Port of), OH Development Authority (Convention Center Hotel Acquisition and Demolition); Series 2023, Ref. RB(e)	5.00%	05/01/2025	2,500	2,491,448

Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	1,700	1,637,533

Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2033	1,000	981,916

Series 2013, RB	5.00%	02/15/2044	4,880	4,486,164

Series 2013, RB	5.00%	02/15/2048	5,300	4,784,109

Ohio (State of) (Portsmouth Bypass); Series 2015, RB(f)	5.00%	12/31/2039	1,000	1,005,481

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(e)(f)	4.25%	01/15/2038	250	236,500

RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	495	492,737

Youngstown (City of), OH Metropolitan Housing Authority; Series 2014, RB	4.00%	12/15/2024	140	140,028

				34,071,844

Oklahoma–0.81%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB (INS - AGM)(d)	4.00%	08/15/2048	2,430	2,182,383

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017 A, RB(b)	5.00%	08/01/2037	1,650	1,650

Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(f)	5.50%	12/01/2035	2,000	2,000,359

Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(f)	5.00%	06/01/2025	6,340	6,310,343

				10,494,735

Oregon–0.00%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	35	35,012

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, GO Bonds(f)	5.65%	08/01/2026	$ 5	$5,009

				40,021

Pennsylvania–2.64%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	5.00%	04/01/2032	3,000	3,177,395

Series 2018, Ref. RB	5.00%	04/01/2030	3,875	4,108,752

Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	3,000	2,990,530

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	670	685,621

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.00%	05/01/2028	1,000	1,022,205

Series 2018, RB(e)	5.00%	05/01/2033	500	510,100

Chester (County of), PA Industrial Development Authority (Woodlands at Greystone); Series 2018, RB(e)	4.38%	03/01/2028	204	200,772

Delaware Valley Regional Finance Authority; Series 1997 B, RB (INS - AMBAC)(d)	5.70%	07/01/2027	380	411,920

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	600,036

Series 2018, Ref. RB	5.00%	12/01/2030	910	852,719

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,166,971

Montgomery (County of), PA Industrial Development Authority (Constellation Energy); Series 2023 B, Ref. RB	4.10%	06/01/2029	3,000	3,010,244

Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(c)(m)(n)	5.00%	12/31/2023	350	63,025

Series 2013, RB(m)(n)	5.00%	12/31/2023	180	32,329

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	10,080	10,124,289

Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, Ref. RB(a)(e)(g)	5.00%	03/15/2028	115	125,323

Series 2017, Ref. RB(e)	5.00%	03/15/2045	1,885	1,561,324

Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.);
Series 2019 A, RB	4.00%	06/15/2029	765	720,652

Series 2019 A, RB	5.00%	06/15/2039	1,840	1,703,033

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	457,864

Series 2017, Ref. RB	5.00%	07/01/2032	1,000	904,920

				34,430,024

Puerto Rico–7.95%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	11,875	11,905,009

Series 2002, RB	5.63%	05/15/2043	7,645	7,731,801

Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB	6.00%	08/01/2024	10,675	280,219

Series 2011, RB	6.00%	08/01/2025	17,475	458,719

Series 2011, RB	6.50%	08/01/2026	6,495	170,494

Series 2011, RB	0.00%	08/01/2028	37,400	981,750

Series 2011, RB	5.50%	08/01/2031	54,770	1,437,713

PRHTA Custodial Trust; Series 2022, RB(b)	5.75%	12/06/2049	242	85,249

PRPBA Custodial Trust; Series 2022, RB	0.00%	03/15/2049	278	2,764

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	$ 887	$865,712

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	2,034	1,241,172

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	10,510	10,984,248

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,000	3,175,271

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,300	3,087,073

Subseries 2022, RN	0.00%	11/01/2043	7,515	3,917,254

Subseries 2022, RN	0.00%	11/01/2051	2,048	1,074,967

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	337	339,945

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2025	100	99,336

Series 2005 RR, RB (INS - AGC)(d)	5.00%	07/01/2026	155	154,513

Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	165	165,088

Series 2007 TT, RB(b)	5.00%	07/01/2037	500	126,250

Series 2007 UU, Ref. RB (INS - AGC)(d)	5.00%	07/01/2026	1,435	1,430,495

Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,705	1,691,393

Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030	1,000	991,621

Series 2010 AAA, RB(b)	5.25%	07/01/2028	5,685	1,435,463

Series 2010 CCC, RB(b)	5.25%	07/01/2026	3,520	888,800

Series 2010 XX, RB(b)	5.25%	07/01/2027	250	63,125

Series 2010 ZZ, Ref. RB(b)	5.25%	07/01/2025	1,180	297,950

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	333	329,932

Series 2022 B, RB(h)	0.00%	07/01/2032	217	140,488

Series 2022 C, RB(o)	5.00%	07/01/2053	370	239,881

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 08/06/2009-01/08/2020; Cost $6,580,000)(b)(c)(f)	6.63%	06/01/2026	6,580	4,606,000

Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	1,075	1,081,622

Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2030	305	306,879

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2024	211	206,423

Series 2018 A-1, RB(h)	0.00%	07/01/2027	1,027	887,052

Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,003	793,331

Series 2018 A-1, RB(h)	0.00%	07/01/2033	11,167	7,319,998

Series 2018 A-1, RB	4.50%	07/01/2034	7,162	7,120,094

Series 2018 A-1, RB	4.55%	07/01/2040	538	524,106

Series 2018 A-1, RB(h)	0.00%	07/01/2046	13,831	4,081,430

Series 2018 A-1, RB(h)	0.00%	07/01/2051	11,268	2,451,468

Series 2018 A-1, RB	5.00%	07/01/2058	4,000	3,888,319

Series 2019 A-2, RB	4.33%	07/01/2040	7,975	7,568,647

Series 2019 A-2, RB	4.54%	07/01/2053	163	148,964

Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,068,774

University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2025	5,000	4,946,610

				103,793,412

Rhode Island–0.02%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	195,347

Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,164

				275,511

South Carolina–0.47%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	2,500	2,631,267

South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(e)	7.00%	05/01/2026	1,125	1,081,017

South Carolina (State of) Public Service Authority; Series 2014 A, RB	5.50%	12/01/2054	2,450	2,450,225

				6,162,509

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–2.29%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	$ 4,595	$4,364,720

Knox (County of), TN Health, Educational & Housing Facility Board (University Health); Series 2017, Ref. RB	5.00%	04/01/2036	2,605	2,648,187

Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	238,717

Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(e)	4.50%	06/01/2028	1,035	1,034,579

Series 2018, RB(e)	5.13%	06/01/2036	1,000	1,006,566

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-01/31/2019; Cost $1,995,192)(b)(c)(e)	5.25%	04/01/2028	2,000	580,000

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.38%	09/01/2041	205	172,312

Series 2013 A, Ref. RB	5.50%	09/01/2047	200	161,266

Series 2016 A, Ref. RB(e)	5.00%	09/01/2024	1,000	988,942

Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	3,000	2,693,448

Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	1,475	1,228,286

Tennergy Corp.;
Series 2021 A, RB(a)	4.00%	09/01/2028	3,610	3,554,467

Series 2022 A, RB(a)	5.50%	12/01/2030	5,950	6,194,724

Tennessee Energy Acquisition Corp.; Series 2018, RB(a)	4.00%	11/01/2025	5,000	4,968,704

				29,834,918

Texas–7.78%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	255	253,415

Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2023, RB(a)(e)	4.88%	06/15/2026	1,000	998,924

Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	1,400	1,223,982

Series 2021, Ref. RB	4.13%	02/15/2041	3,325	2,382,654

Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2016, RB	5.38%	08/15/2036	3,835	3,709,660

Series 2021, RB	4.00%	08/15/2031	200	181,953

Series 2021, RB	5.00%	08/15/2041	600	526,158

Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.); Series 2023 A, RB(e)	5.25%	02/15/2033	1,950	1,916,390

Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	500	484,814

Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.15%	08/15/2029	1,235	1,219,334

Austin (City of), TX; Series 2014, RB(f)	5.00%	11/15/2044	4,000	4,005,164

Austin (City of), TX (Travis, Williamson and Hays Counties); Series 2017 B, RB(f)	5.00%	11/15/2046	4,500	4,517,655

Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	5.00%	07/15/2026	250	247,338

Series 2018, Ref. RB	5.00%	07/15/2026	1,000	989,353

Series 2018, Ref. RB	5.00%	07/15/2033	1,630	1,530,251

Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB(f)	7.00%	03/01/2039	400	366,700

Series 2019, RB(e)(f)	9.00%	03/01/2039	2,095	2,187,359

Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(e)(f)	3.63%	07/01/2026	7,000	6,448,666

Clifton Higher Education Finance Corp.; Series 2018 A, RB	6.00%	03/01/2029	989	992,161

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,028,235

Crandall (City of), TX;
Series 2021, RB(e)	4.13%	09/15/2026	100	96,194

Series 2021, RB(e)	4.75%	09/15/2031	100	91,633

Series 2021, RB(e)	5.25%	09/15/2051	500	447,691

Edinburg Economic Development Corp.; Series 2019, RB(e)	4.00%	08/15/2029	585	552,185

Gulf Coast Industrial Development Authority; Series 1998, RB(f)	8.00%	04/01/2028	340	340,233

Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	2,000	2,018,986

Houston (City of), TX;
Series 2011, Ref. RB(f)	6.50%	07/15/2030	1,450	1,450,380

Series 2015 B-1, RB(f)	5.00%	07/15/2030	5,000	4,979,807

Series 2015 B-1, RB(f)	5.00%	07/15/2035	7,700	7,558,331

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(f)	5.00%	07/01/2029	$ 1,500	$1,496,663

Series 2020 A, Ref. RB(f)	5.00%	07/01/2027	2,325	2,320,087

Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	593,057

Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB(b)	5.00%	02/15/2035	220	2,200

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(f)	4.63%	10/01/2031	7,500	7,286,125

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,915	2,597,470

Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,278,895

New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(e)	4.00%	08/15/2030	4,805	4,510,610

New Hope Cultural Education Facilities Finance Corp. (Forefront Living San Antonio - Bella Vida at LA Cantera)); Series 2023, RN(e)	12.00%	12/01/2028	4,000	4,155,404

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	1,500	1,273,960

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,005,474

New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 B3, RB	4.25%	10/01/2026	1,100	1,074,211

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	1,150	1,144,239

Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(e)(f)	2.50%	01/01/2030	2,150	1,771,538

Series 2021, RB(e)(f)	2.63%	01/01/2031	800	644,156

Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(g)	6.75%	11/15/2024	50	51,569

Series 2014 A, RB(a)(g)	7.50%	11/15/2024	100	103,821

Series 2014 A, RB(a)(g)	7.75%	11/15/2024	1,815	1,888,547

Series 2014 A, RB(a)(g)	8.00%	11/15/2024	1,355	1,412,390

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	4.90%	09/15/2024	60	59,674

Series 2016, RB	5.38%	09/15/2030	665	660,437

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,232,515

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,011,589)(b)(c)	6.00%	02/15/2031	1,000	550,000

Series 2017, RB(b)	6.38%	02/15/2041	3,000	1,650,000

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	4.00%	11/15/2027	820	772,425

Series 2020, Ref. RB	6.25%	11/15/2031	1,000	952,485

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020 A, RB	5.75%	12/01/2054	2,355	1,530,644

Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	3,685	3,732,400

Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(d)	5.38%	11/15/2024	15	15,116

				101,511,718

Utah–2.23%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(e)	3.25%	03/01/2031	1,050	932,889

Series 2021 A, GO Bonds(e)	3.50%	03/01/2036	1,750	1,456,711

Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(e)	4.25%	06/01/2041	2,205	1,682,918

Series 2021, GO Bonds(e)	4.50%	06/01/2051	2,500	1,755,038

Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(e)	4.25%	08/01/2035	1,645	1,502,492

Series 2020 A, RB(e)	4.50%	08/01/2040	1,205	1,039,011

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2041	1,250	972,065

Salt Lake City (City of), UT; Series 2017 A, RB(f)	5.00%	07/01/2036	3,000	3,115,725

Sienna Hills Public Infrastructure District No. 1; Series 2023 A, GO Bonds(e)	6.75%	07/01/2035	2,500	2,499,669

UIPA Crossroads Public Infrastructure District; Series 2021, RB(e)	4.13%	06/01/2041	3,000	2,632,717

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(e)	4.25%	06/15/2027	$ 1,810	$1,716,577

Series 2022, RB(e)	4.50%	06/15/2032	2,000	1,796,971

Series 2022, RB(e)	5.00%	06/15/2037	2,515	2,245,489

Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(e)	4.50%	06/15/2027	140	136,434

Utah (State of) Charter School Finance Authority (Merit Preparatory Academy);
Series 2019 A, RB(e)	4.50%	06/15/2029	500	472,322

Series 2019 A, RB(e)	5.00%	06/15/2034	1,270	1,184,096

Utah (State of) Charter School Finance Authority (Renaissance Academy);
Series 2020, Ref. RB(e)	3.50%	06/15/2025	175	171,402

Series 2020, Ref. RB(e)	4.00%	06/15/2030	520	490,214

Series 2020, Ref. RB(e)	5.00%	06/15/2040	350	333,342

Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(e)	7.00%	12/01/2042	3,000	2,972,029

				29,108,111

Virgin Islands–0.16%
Matching Fund Special Purpose Securitization Corp.;
Series 2022 A, Ref. RB	5.00%	10/01/2025	1,000	1,007,607

Series 2022 A, Ref. RB	5.00%	10/01/2026	1,000	1,007,394

				2,015,001

Virginia–0.58%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	219,506

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	4.50%	09/01/2028	1,450	1,432,410

Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(b)	4.30%	09/01/2030	770	438,900

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(f)	5.00%	01/01/2037	3,200	3,346,929

Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(e)(f)	5.00%	07/01/2038	2,310	2,060,684

				7,498,429

Washington–0.98%
Kalispel Tribe of Indians; Series 2018 B, RB(e)	5.00%	01/01/2032	100	102,750

Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	105	104,288

King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(f)	5.75%	01/01/2028	5	5,001

King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,700	1,689,239

Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(f)	5.00%	04/01/2030	6,475	6,475,185

Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	4.00%	07/01/2026	340	323,130

Washington (State of) Housing Finance Commission (Judson Park); Series 2018, Ref. RB(e)	5.00%	07/01/2038	385	339,718

Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,755	1,510,543

Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(e)	4.00%	07/01/2040	1,640	1,358,958

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	4.50%	07/01/2028	965	879,636

				12,788,448

West Virginia–0.82%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(b)(e)	5.75%	06/01/2042	1,000	708,600

Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(e)	5.75%	06/01/2043	1,000	1,041,624

Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2025	360	362,874

Series 2015, Ref. RB	5.00%	07/01/2026	460	462,634

Series 2015, Ref. RB	5.00%	07/01/2027	560	563,734

Series 2015, Ref. RB	4.00%	07/01/2035	190	169,449

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	4.50%	06/01/2027	2,450	2,459,246

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(e)(f)	6.75%	02/01/2026	$ 1,000	$700,000

Series 2018, RB(b)(e)(f)	8.75%	02/01/2036	320	256,000

West Virginia (State of) Economic Development Authority (Allegheny Metallurgical Project); Series 2023, RB(a)(f)	4.75%	08/01/2024	4,000	4,009,086

				10,733,247

Wisconsin–4.14%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	704,974

Series 2018 B, Ref. RB	3.75%	10/01/2029	175	168,881

Public Finance Authority (Indigo); Series 2023, RB(e)(h)	0.00%	12/01/2028	6,000	4,055,569

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,176,162

Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	935	893,025

Series 2019, Ref. RB	5.00%	11/01/2030	1,035	967,658

Series 2019, Ref. RB	5.00%	11/01/2039	1,000	841,192

Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	4.25%	08/01/2034	1,000	800,289

Wisconsin (State of) Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries); Series 2021, Ref. RB	4.00%	01/01/2037	1,470	1,066,650

Wisconsin (State of) Public Finance Authority;
Series 2020 A, RB(e)	4.00%	03/01/2030	1,810	1,668,069

Series 2022 B, RB(e)	7.00%	02/01/2028	700	689,457

Series 2022, RB(e)	5.38%	06/01/2037	670	656,475

Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(e)	6.25%	10/01/2031	2,000	400,000

Wisconsin (State of) Public Finance Authority (Alamance Community School); Series 2021 A, RB(e)	5.00%	06/15/2041	510	443,647

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(b)(e)	6.25%	08/01/2027	500	381,875

Series 2017, RB(b)(e)	6.75%	08/01/2031	500	350,000

Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(e)	4.25%	06/15/2031	550	480,495

Series 2021 A, RB(e)	5.00%	06/15/2041	615	511,977

Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(e)	5.00%	06/01/2026	1,005	985,452

Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	382,268

Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $1,500,000)(b)(c)(e)	5.75%	11/01/2024	1,500	900,000

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2039	4,310	3,835,270

Series 2020, RB(e)	7.00%	02/01/2025	285	284,131

Series 2022 A, RB(e)	6.13%	02/01/2039	4,175	3,715,140

Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(e)(h)	0.00%	09/01/2029	2,000	1,301,227

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,470	1,407,563

Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(f)	7.25%	06/01/2035	3,800	3,670,559

Series 2017, Ref. RB(e)(f)	7.13%	06/01/2041	155	138,594

Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	3.75%	07/01/2031	3,405	2,951,490

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(e)	4.00%	06/15/2029	485	456,439

Series 2019, RB(e)	5.00%	06/15/2039	440	407,674

Series 2019, RB(e)	5.00%	06/15/2049	540	471,154

Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(e)	5.50%	01/01/2031	5,375	4,631,059

Series 2021 A, RB(e)	6.50%	01/01/2041	3,110	2,413,668

Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(e)	6.00%	07/15/2043	690	682,892

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2022, RB(e)(g)	4.00%	04/01/2032	15	15,699

Wisconsin (State of) Public Finance Authority (Searstone CCRC); Series 2021 A, Ref. RB(e)	4.00%	06/01/2036	1,500	1,260,012

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(e)	4.50%	06/15/2032	$ 500	$475,792

Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	4.00%	03/01/2027	910	893,678

Wisconsin (State of) Public Finance Authority (Wingate University);
Series 2018 A, Ref. RB	5.25%	10/01/2029	1,825	1,876,812

Series 2018 A, Ref. RB	5.25%	10/01/2030	1,925	1,974,724

Series 2018 A, Ref. RB	5.25%	10/01/2031	1,030	1,054,162

Series 2018 A, Ref. RB	5.25%	10/01/2032	720	735,520

Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	5.25%	12/01/2039	1,000	840,825

				54,018,199

Total Municipal Obligations (Cost $1,355,929,509)				1,284,156,262

U.S. Dollar Denominated Bonds & Notes–0.35%
California–0.35%
CalPlant I LLC;
Exit Facility(e)(m)	15.00%	07/01/2025	770	770,000

Series 21A(b)(e)(m)	9.50%	03/31/2024	255	255,000

Series 21B(b)(e)(m)	9.50%	03/31/2024	955	955,000

Series 22A(b)(e)(m)	9.50%	03/31/2024	530	530,000

Series 22B(b)(e)(m)	9.50%	03/31/2024	45	45,000

Series 22C(b)(e)(m)	9.50%	03/31/2024	345	345,000

Series 22X(b)(e)(m)	9.50%	03/31/2024	520	520,000

Series 23A(b)(e)(m)	9.50%	03/31/2024	180	180,000

Series 23B(b)(e)(m)	9.50%	03/31/2024	165	165,000

Series 23C(b)(e)(m)	9.50%	03/31/2024	260	260,000

Series 23D (Acquired 05/04/2023; Cost $225,000)(b)(c)(e)(m)	9.50%	03/31/2024	225	225,000

Series 23E(b)(e)(m)	9.50%	03/31/2024	255	255,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $4,505,000)				4,505,000

			Shares
Common Stocks & Other Equity Interests–0.00%
Resolute Forest Products, Inc. (Cost $9,595)(m)			6,757	9,595

TOTAL INVESTMENTS IN SECURITIES(p)–98.75% (Cost $1,360,444,104)				1,288,670,857

FLOATING RATE NOTE OBLIGATIONS–(1.01)%
Notes with interest and fee rates ranging from 3.85% to 3.86% at 11/30/2023 and contractual maturities of collateral ranging from 05/01/2025 to 06/15/2031(q)				(13,160,000)

OTHER ASSETS LESS LIABILITIES–2.26%				29,502,588

NET ASSETS–100.00%				$1,305,013,445

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $25,342,255, which represented 1.94% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at November 30, 2023 was $13,131,740, which represented 1.01% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $323,871,006, which represented 24.82% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $11,125,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Fund’s investments with a value of $18,346,537 are held by TOB Trusts and serve as collateral for the $13,160,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,284,060,908	$ 95,354	$1,284,156,262

U.S. Dollar Denominated Bonds & Notes	–	–	4,505,000	4,505,000

Common Stocks & Other Equity Interests	–	–	9,595	9,595

Total Investments in Securities	–	1,284,060,908	4,609,949	1,288,670,857

Other Investments - Assets

Investments Matured	–	3,687,500	–	3,687,500

Total Investments	$–	$1,287,748,408	$4,609,949	$1,292,358,357

                             Invesco Short Duration High Yield Municipal Fund